Deferred revenue (Details) - Schedule of deferred revenue in accordance - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of deferred revenue in accordance [Abstract]
Deferred revenue – outside parties	€ 224,248	€ 29,371